UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10609

Investment Company Act File Number

SMID-Cap Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2012

Date of Reporting Period

Item 1. Schedule of Investments

SMID-Cap Portfolio

June 30,2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 93.6%

Security	Shares	Value
Aerospace & Defense — 1.0%
TransDigm Group, Inc.(1)	204,930	$27,522,099

		$27,522,099

Auto Components — 2.0%
Gentex Corp.	2,517,740	$52,545,234

		$52,545,234

Capital Markets — 5.4%
Affiliated Managers Group, Inc.(1)	882,470	$96,586,342
SEI Investments Co.	2,450,960	48,749,594

		$145,335,936

Commercial Banks — 4.4%
City National Corp.	1,062,880	$51,634,710
Cullen/Frost Bankers, Inc.	457,030	26,274,655
Umpqua Holdings Corp.	3,119,180	41,048,409

		$118,957,774

Commercial Services & Supplies — 1.0%
Copart, Inc.(1)	1,084,230	$25,685,409

		$25,685,409

Construction & Engineering — 2.3%
Jacobs Engineering Group, Inc.(1)	1,630,930	$61,747,010

		$61,747,010

Containers & Packaging — 1.9%
AptarGroup, Inc.	981,450	$50,103,022

		$50,103,022

Distributors — 3.3%
LKQ Corp.(1)	2,650,909	$88,540,360

		$88,540,360

Electrical Equipment — 4.0%
Acuity Brands, Inc.	955,980	$48,668,942
AMETEK, Inc.	1,141,220	56,958,290

		$105,627,232

Electronic Equipment, Instruments & Components — 2.1%
FLIR Systems, Inc.	2,903,720	$56,622,540

		$56,622,540

Security	Shares	Value
Energy Equipment & Services — 2.5%
Dril-Quip, Inc.(1)	413,690	$27,133,927
Oceaneering International, Inc.	854,860	40,913,600

		$68,047,527

Health Care Equipment & Supplies — 4.4%
DENTSPLY International, Inc.	2,072,380	$78,356,688
Varian Medical Systems, Inc.(1)	643,870	39,127,980

		$117,484,668

Health Care Providers & Services — 2.7%
Henry Schein, Inc.(1)	930,780	$73,056,922

		$73,056,922

Household Products — 1.8%
Church & Dwight Co., Inc.	850,330	$47,167,805

		$47,167,805

Industrial Conglomerates — 2.2%
Carlisle Cos., Inc.	1,126,410	$59,722,258

		$59,722,258

Insurance — 7.6%
HCC Insurance Holdings, Inc.	2,669,810	$83,832,034
Markel Corp.(1)	270,917	119,664,039

		$203,496,073

IT Services — 2.5%
Jack Henry & Associates, Inc.	1,132,510	$39,094,245
Wright Express Corp.(1)	444,890	27,458,611

		$66,552,856

Life Sciences Tools & Services — 3.6%
Bio-Rad Laboratories, Inc., Class A(1)	655,870	$65,593,559
Mettler-Toledo International, Inc.(1)	203,280	31,681,188

		$97,274,747

Machinery — 6.5%
CLARCOR, Inc.	1,050,230	$50,579,077
Graco, Inc.	818,480	37,715,558
IDEX Corp.	1,514,180	59,022,737
Pall Corp.	470,620	25,794,682

		$173,112,054

Marine — 2.2%
Kirby Corp.(1)	1,263,010	$59,462,511

		$59,462,511

Media — 6.3%
John Wiley & Sons, Inc., Class A	1,599,690	$78,368,813
Morningstar, Inc.	1,576,790	91,201,534

		$169,570,347

Security	Shares	Value
Professional Services — 3.6%
Equifax, Inc.	1,238,480	$57,713,168
Verisk Analytics, Inc., Class A(1)	795,110	39,167,118

		$96,880,286

Real Estate Management & Development — 1.5%
Forest City Enterprises, Inc., Class A(1)	2,648,738	$38,671,575

		$38,671,575

Road & Rail — 1.7%
J.B. Hunt Transport Services, Inc.	770,260	$45,907,496

		$45,907,496

Software — 9.5%
ANSYS, Inc.(1)	1,014,210	$64,006,793
Blackbaud, Inc.	2,081,210	53,424,661
FactSet Research Systems, Inc.	413,180	38,400,949
Fair Isaac Corp.	1,576,250	66,643,850
Solera Holdings, Inc.	766,390	32,027,438

		$254,503,691

Specialty Retail — 6.6%
Aaron’s, Inc.	1,431,735	$40,532,418
CarMax, Inc.(1)	1,389,940	36,055,043
O’Reilly Automotive, Inc.(1)	520,770	43,624,903
Sally Beauty Holdings, Inc.(1)	2,199,970	56,627,228

		$176,839,592

Textiles, Apparel & Luxury Goods — 1.0%
Columbia Sportswear Co.	511,030	$27,401,428

		$27,401,428

Total Common Stocks (identified cost $2,206,700,227)		$2,507,838,452

Short-Term Investments — 6.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(2)	$170,029	$170,029,314

Total Short-Term Investments (identified cost $170,029,314)		$170,029,314

Total Investments — 100.0% (identified cost $2,376,729,541)		$2,677,867,766

Other Assets, Less Liabilities — 0.0%(3)		$407,865

Net Assets — 100.0%		$2,678,275,631

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended June 30, 2012 was $65,287.

(3)	Amount is less than 0.05%.

The Portfolio did not have any open financial instruments at June 30, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,381,144,012

Gross unrealized appreciation	$342,747,178
Gross unrealized depreciation	(46,023,424)

Net unrealized appreciation	$296,723,754

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$2,507,838,452	*	$—	$—	$2,507,838,452
Short-Term Investments	—		170,029,314	—	170,029,314
Total Investments	$2,507,838,452		$170,029,314	$—	$2,677,867,766

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs. At June 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMID-Cap Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: August 27, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: August 27, 2012